Liabilities and Assets under insurance contracts and Reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2017
Liabilities and Assets under insurance contracts and Reinsurance assets
Schedule of Liabilities under insurance contracts and Reinsurance assets in the consolidated balance sheets

	Millions of euros
	2017			2016			2015
	Direct			Direct			Direct
	insurance			insurance			insurance
	and		Total	and		Total	and		Total
	reinsurance	Reinsurance	(balance	reinsurance	Reinsurance	(balance	reinsurance	Reinsurance	(balance
Technical provisions for:	assumed	ceded	payable)	assumed	ceded	payable)	assumed	ceded	payable)

Unearned premiums and unexpired risks	50	(41)	9	61	(46)	15	62	(39)	23
Life insurance	483	(151)	332	159	(138)	21	149	(136)	13
Claims outstanding	423	(115)	308	358	(98)	260	335	(112)	223
Bonuses and rebates	29	(11)	18	19	(8)	11	18	(9)	9
Other technical provisions	132	(23)	109	55	(41)	14	63	(35)	28
	1,117	(341)	776	652	(331)	321	627	(331)	296